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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total: $ 376,856
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   4,626   59,327    SH	OTHER	    2		  43,067   16,260
AMB PROPERTY CORP		COM	00163T109   2,084   57,937    SH	OTHER	    1		  57,937	0
AMERICAN CAMPUS COMMUNITIES	COM	024835100   4,562  138,247    SH	OTHER	    2		  97,328   40,919
APOLLO COMMERCIAL REAL ESTATE	COM	03762U105   3,131  191,500    SH	OTHER	    1		 191,500	0
AVALONBAY COMMUNITIES INC	COM	053484101   4,313   35,915    SH	OTHER	    1		  35,915	0
BOSTON PROPERTIES INC		COM	101121101   9,393   99,021    SH	OTHER	    2		  75,662   23,359
CAMDEN PROPERTY TRUST		COM	133131102   7,222  127,098    SH	OTHER	    2		  87,217   39,881
CHATHAM LODGING TRUST		COM	16208T102   2,317  142,573    SH	OTHER	    2		 100,376   42,197
CORPORATE OFFICE PROPERTIES	COM	22002T108   2,051   56,761    SH	OTHER	    1		  56,761 	0
DIGITAL REALTY TRUST INC	COM	253868103   6,717  115,540    SH	OTHER	    2		  84,349   31,191
DOUGLAS EMMETT INC		COM	25960P109     455   24,261    SH	OTHER	    1		  24,261	0
DUKE REALTY CORP		COM	264411505   3,129  223,363    SH	OTHER	    2		 151,130   72,233
EQUITY RESIDENTIAL		COM	29476L107  13,486  239,064    SH	OTHER	    2		 175,014   64,050
ESSEX PROPERTY TRUST INC	COM	297178105   4,184   33,741    SH	OTHER	    1		  33,741	0
FEDERAL REALTY INVS TRUST	COM	313747206   3,908   47,918    SH	OTHER	    1		  47,918 	0
GENERAL GROWTH PROPERTIES	COM	370023103   6,026  389,280    SH	OTHER	    2		 275,341  113,939
GLIMCHER REALTY TRUST		COM	379302102   4,357  471,083    SH	OTHER	    2		 313,993  157,090
HCP INC				COM	40414L109   4,666  122,981    SH	OTHER	    1		 122,981	0
HEALTH CARE REIT INC		COM	42217K106   3,747   71,457    SH	OTHER	    1		  71,457	0
HIGHWOODS PROPERTIES INC	COM	431284108     424   12,129    SH	OTHER	    1		  12,129	0
HOST HOTELS & RESORTS INC	COM	44107P104   7,234  410,762    SH	OTHER	    2		 315,776   94,986
KILROY REALTY CORP		COM	49427F108   5,618  144,689    SH	OTHER	    2		 107,427   37,262
KIMCO REALTY CORP		COM	49446R109   2,340  127,607    SH	OTHER	    1		 127,607	0
LASALLE HOTEL PROPERTIES	COM	517942108     271   10,054    SH	OTHER	    1		  10,054	0
MACERICH CO/THE			COM	554382101     243    4,906    SH	OTHER	    1		   4,906	0
MEDICAL PROPERTIES TRUST INC	COM	58463J304   2,592  224,000    SH	OTHER	    1		 224,000	0
NATIONWIDE HEALTH PPTYS INC	COM	638620104     528   12,426    SH	OTHER	    1		  12,426	0
PROLOGIS			COM	743410102   7,196  450,273    SH	OTHER	    2		 321,579  128,694
PUBLIC STORAGE			COM	74460D109  13,743  123,912    SH	OTHER	    2		  95,867   28,045
REGENCY CENTERS CORP		COM	758849103     364    8,372    SH	OTHER	    1		   8,372 	0
SIMON PROPERTY GROUP INC	COM	828806109  17,781  165,929    SH	OTHER	    2		 132,121   33,808
SL GREEN REALTY CORP		COM	78440X101  10,494  139,540    SH	OTHER	    2		 101,585   37,955
STARWOOD HOTELS & RESORTS	COM	85590A401   6,188  106,470    SH	OTHER	    2		  74,995   31,475
STARWOOD PROPERTY TRUST INC	COM	85571B105   3,952  177,234    SH	OTHER	    1		 177,234	0
SUNSTONE HOTEL INVESTORS INC	COM	867892101   3,003  294,701    SH	OTHER	    2		 198,693   96,008
TANGER FACTORY OUTLET CENTER	COM	875465106   5,184  197,589    SH	OTHER	    2		 164,416   33,173
TAUBMAN CENTERS INC		COM	876664103     727   13,567    SH	OTHER	    1		 13,567  	0
VENTAS INC			COM	92276F100  10,053  185,133    SH	OTHER	    2		 131,172   53,961
VORNADO REALTY TRUST		COM	929042109   4,768   54,493    SH	OTHER	    1		 54,493  	0



ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   4,717   60,500 	SH	SOLE		10,971		   49,529
AMB PROPERTY CORP		COM	00163T109   2,187   60,800 	SH	SOLE		     0		   60,800
AMERICAN CAMPUS COMMUNITIES	COM	024835100   4,023  121,911 	SH	SOLE		27,611		   94,300
AVALONBAY COMMUNITIES INC	COM	053484101   5,173   43,083 	SH	SOLE		     0		   43,083
BOSTON PROPERTIES INC		COM	101121101   8,807   92,856 	SH	SOLE		15,756		   77,100
CAMDEN PROPERTY TRUST		COM	133131102   6,150  108,237 	SH	SOLE		26,910		   81,327
CHATHAM LODGING TRUST		COM	16208T102   2,341  144,077 	SH	SOLE		28,472		  115,605
CORPORATE OFFICE PROPERTIES	COM	22002T108   2,421   67,000 	SH	SOLE		     0		   67,000
DIGITAL REALTY TRUST INC	COM	253868103   6,208  106,773 	SH	SOLE		21,039		   85,734
DUKE REALTY CORP		COM	264411505   3,165  225,937 	SH	SOLE		48,737		  177,200
EQUITY RESIDENTIAL		COM	29476L107  12,819  227,240 	SH	SOLE		43,202		  184,038
ESSEX PROPERTY TRUST INC	COM	297178105   5,090   41,046 	SH	SOLE		     0		   41,046
FEDERAL REALTY INVS TRUST	COM	313747206   4,576   56,107 	SH	SOLE		     0		   56,107
GENERAL GROWTH PROPERTIES	COM	370023103   6,096  393,822 	SH	SOLE		76,902		  316,920
GLIMCHER REALTY TRUST		COM	379302102   4,172  451,034 	SH	SOLE	       105,849		  345,185
HCP INC				COM	40414L109   6,002  158,200 	SH	SOLE		     0	          158,200
HEALTH CARE REIT INC		COM	42217K106   5,309  101,248 	SH	SOLE		     0		  101,248
HOST HOTELS & RESORTS INC	COM	44107P104   6,947  394,482 	SH	SOLE		64,140		  330,342
KILROY REALTY CORP		COM	49427F108   5,409  139,307 	SH	SOLE		26,050		  113,257
KIMCO REALTY CORP		COM	49446R109   3,393  185,000 	SH	SOLE		     0		  185,000
PROLOGIS			COM	743410102   7,323  458,264 	SH	SOLE		86,916	 	  371,348
PUBLIC STORAGE			COM	74460D109  13,537  122,058 	SH	SOLE		18,916		  103,142
SIMON PROPERTY GROUP INC	COM	828806109  18,021  168,172 	SH	SOLE		22,826	 	  145,346
SL GREEN REALTY CORP		COM	78440X101   9,319  123,920 	SH	SOLE		25,579		   98,341
STARWOOD HOTELS & RESORTS	COM	85590A401   6,251  107,562 	SH	SOLE		21,267		   86,295
SUNSTONE HOTEL INVESTORS INC	COM	867892101   2,910  285,666 	SH	SOLE		64,778	          220,888
TANGER FACTORY OUTLET CENTER	COM	875465106   5,725  218,183 	SH	SOLE		22,383		  195,800
VENTAS INC			COM	92276F100   8,738  160,918 	SH	SOLE		36,397		  124,521
VORNADO REALTY TRUST		COM	929042109   6,950   79,431 	SH	SOLE		     0		   79,431
